Related Party Information (Tables)	9 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with the FCA Group are reflected in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Net sales	$159	$208	$570	$722
Cost of goods sold	$101	$131	$356	$453
Selling, general and administrative expenses	$42	$59	$123	$194

	September 30, 2015	December 31, 2014
	(in millions)
Trade receivables	$9	$27
Trade payables	$141	$139

Exor is a major investment holding company in Europe. Among other things, Exor manages a portfolio that includes investments in FCA. On September 1, 2015, Exor closed the sale of its interest in Cushman & Wakefield to DTZ. During the third quarter and nine months ended September 30, 2015, CNH Industrial purchased real estate services from Cushman & Wakefield. The related transaction amounts were insignificant for the three and nine months ended September 30, 2015 and 2014.

Transactions with the unconsolidated subsidiaries and affiliates

CNH Industrial sells commercial vehicles, agricultural and construction equipment, and provides technical services to unconsolidated subsidiaries and affiliates such as Iveco Oto Melara Societa consortile ARL, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Net sales	$144	$154	$523	$565
Cost of goods sold	$133	$152	$311	$425

	September 30, 2015	December 31, 2014
	(in millions)
Trade receivables	$100	$155
Trade payables	$137	$144